INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Amortizable Intangible Assets

As of December 31, 2011 and 2012, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2011	2012
Cost:
Customer relationships	$11,132	$10,682
Patents	484	359
Trade names	3,983	3,429
Non-compete agreements	1,390	535
Software	6,779	7,768

Total	$23,768	$22,773

Accumulated amortization:
Customer relationships	(8,182)	(9,443)
Patents	(17)	(96)
Trade names	(30)	(185)
Non-compete agreements	(56)	(315)
Software	(4,915)	(5,466)

Total	$(13,200)	$(15,505)

Intangible assets, net	$10,568	$7,268

Estimated Amortization Expense of Intangible Assets for Future Years	The following table presents the total estimated amortization expense for intangible assets for future years:

Year	Total
2013	866
2014	771
2015	725
2016	684
2017	592
Thereafter	3,630

Total	7,268